Assets held for sale and liabilities of disposal groups held for sale - Assets and liabilities (Details) £ in Millions		12 Months Ended
		Dec. 31, 2023 EUR (€)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 EUR (€)	Jul. 28, 2023 GBP (£)	Dec. 31, 2022 GBP (£)		Dec. 31, 2021 GBP (£)
Assets of disposal groups held for sale
– trading assets			£ 100,696.0			£ 79,878.0	[1]	£ 83,706.0
Financial assets designated and otherwise mandatorily measured at fair value through profit and loss			19,068.0			15,881.0	[1]	18,649.0
Loans and advances to banks			14,371.0			17,109.0	[1]	10,784.0
Loans and advances to customers			75,491.0			72,614.0	[1]	91,177.0
Reverse repurchase agreements			73,494.0			53,949.0	[1]	54,448.0
Financial investments			46,368.0			32,604.0	[1]	41,300.0
Prepayments, accrued income and other assets			63,635.0			61,444.0	[1]	43,146.0
Total assets			702,970.0			716,646.0	[1]	596,027.0
Liabilities of disposal groups held for sale
Deposits by banks			22,943.0			20,836.0	[1]	32,188.0
Customer accounts			222,941.0			215,948.0	[1]	205,241.0
Debt securities in issue			13,443.0			7,268.0	[1]	9,428.0
Accruals, deferred income and other liabilities			60,444.0			67,020.0	[1]	43,515.0
Total liabilities			678,465.0			693,413.0	[1]	572,882.0
Assets held for sale	[2]		20,368.0			21,214.0	[1]	£ 9.0
Financial assets			306,141.0			269,213.0
Amounts recognised in OCI
Liabilities of disposal groups held for sale
Financial assets			37,507.0			29,356.0
Disposal groups classified as held for sale [member] | Financial assets at amortised cost, class
Liabilities of disposal groups held for sale
Financial assets			3.8
Disposal groups classified as held for sale [member] | Amounts recognised in OCI
Liabilities of disposal groups held for sale
Financial assets measured at fair value through other comprehensive income			21.7
Discontinued operations
Assets of disposal groups held for sale
– trading assets			177.0			1,562.0
Financial assets designated and otherwise mandatorily measured at fair value through profit and loss			38.0			39.0
Loans and advances to banks			8,103.0			127.0
Loans and advances to customers			13,345.0			21,067.0
Reverse repurchase agreements			0.0			208.0
Financial investments			25.0			88.0
Prepayments, accrued income and other assets			104.0			88.0
Total assets			21,792.0			23,179.0
Liabilities of disposal groups held for sale
Deposits by banks			17,587.0			20,478.0
Customer accounts			1,858.0			2,925.0
Debt securities in issue			1,080.0			1,100.0
Insurance contract liabilities			0.0			208.0
Accruals, deferred income and other liabilities			159.0			24,711.0
Total liabilities			20,684.0
Assets (liabilities)			1,400.0	€ 1,700,000,000
Discontinued operations | Loans and advances to banks
Liabilities of disposal groups held for sale
Assets held for sale			8,100.0
Discontinued operations | Cash and balances with central banks
Liabilities of disposal groups held for sale
Assets held for sale			200.0
France retail banking operations | Discontinued operations
Assets of disposal groups held for sale
– trading assets			177.0			60.0
Financial assets designated and otherwise mandatorily measured at fair value through profit and loss			38.0			39.0
Loans and advances to banks			8,103.0			0.0
Loans and advances to customers			13,255.0			20,776.0
Reverse repurchase agreements			0.0			0.0
Financial investments			25.0			0.0
Prepayments, accrued income and other assets			103.0			63.0
Total assets			21,701.0			20,938.0
Liabilities of disposal groups held for sale
Deposits by banks			17,492.0			18,551.0
Customer accounts			1,858.0			2,925.0
Debt securities in issue			1,080.0			1,100.0
Insurance contract liabilities			0.0			138.0
Accruals, deferred income and other liabilities			159.0			22,714.0
Total liabilities			20,589.0
Other | Discontinued operations
Assets of disposal groups held for sale
– trading assets			0.0
Financial assets designated and otherwise mandatorily measured at fair value through profit and loss			0.0
Loans and advances to banks			0.0
Loans and advances to customers			90.0
Reverse repurchase agreements			0.0
Financial investments			0.0
Prepayments, accrued income and other assets			1.0
Total assets			91.0
Liabilities of disposal groups held for sale
Deposits by banks			95.0
Customer accounts			0.0
Debt securities in issue			0.0
Insurance contract liabilities			0.0
Accruals, deferred income and other liabilities			0.0
Total liabilities			95.0
Branch operations in Greece | Discontinued operations
Assets of disposal groups held for sale
– trading assets						1,502.0
Financial assets designated and otherwise mandatorily measured at fair value through profit and loss						0.0
Loans and advances to banks						25.0
Loans and advances to customers						291.0
Reverse repurchase agreements						0.0
Financial investments						66.0
Prepayments, accrued income and other assets						4.0
Total assets						1,888.0
Liabilities of disposal groups held for sale
Deposits by banks					£ 800.0	1,900.0
Customer accounts						0.0
Debt securities in issue						0.0
Insurance contract liabilities						52.0
Accruals, deferred income and other liabilities						1,952.0
Business in Russia | Discontinued operations
Assets of disposal groups held for sale
– trading assets						0.0
Financial assets designated and otherwise mandatorily measured at fair value through profit and loss						0.0
Loans and advances to banks						102.0
Loans and advances to customers						0.0
Reverse repurchase agreements						208.0
Financial investments						22.0
Prepayments, accrued income and other assets						21.0
Total assets						353.0
Liabilities of disposal groups held for sale
Deposits by banks						27.0
Customer accounts						0.0
Debt securities in issue						0.0
Insurance contract liabilities						18.0
Accruals, deferred income and other liabilities						£ 45.0
France Retail Banking Business | Discontinued operations
Liabilities of disposal groups held for sale
Expected cash contribution			8,600.0
Assets held for sale			£ 8,300.0
France Retail Banking Business | Discontinued operations | Forecast
Liabilities of disposal groups held for sale
Portion of consideration paid (received) consisting of cash and cash equivalents | €		€ 1

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data and the IFRS 17 transition impact on the balance sheet at 1 January 2022.
[2]	Includes businesses classified as held-for-sale as part of a broader restructuring of our European business. Refer to Note 35 'Assets held for sale and liabilities of disposal groups held for sale' on page 179.